    As filed with the Securities and Exchange Commission on June 26, 2000

                                                    REGISTRATION NO. 333-05227
                                                                     811-05846

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                    FORM N-4

                         POST-EFFECTIVE AMENDMENT NO. 7            /X/
                                       TO

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       AND

                                  AMENDMENT NO. 27                 /X/
                                       TO

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                           (EXACT NAME OF REGISTRANT)

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                              (NAME OF DEPOSITOR)

                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02481
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

                EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND
                               SENIOR COUNSEL
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                     RETIREMENT PRODUCTS AND SERVICES
                             ONE COPLEY PLACE
                         BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          COPIES OF COMMUNICATIONS TO:
                                 JOAN E. BOROS, ESQ.
                  JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                           1025 THOMAS JEFFERSON STREET, N.W.
                                     SUITE 400 EAST
                                 WASHINGTON, D.C. 20007

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On July 17, 2000 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

This Amendment to the registration statement on Form N-4 (File
No. 333-05227), which became effective on October 2, 1996 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus and profile contained in the Registration Statement, as amended, for the following annuity products:

             MFS Regatta Classic Variable and Fixed Annuity
             Futurity Focus Variable and Fixed Annuity

Each of the supplements describes additional variable investment options to be made available under the annuity contracts offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and profile for the each of the above-referenced annuity products included in this Amendment and does not otherwise delete, amend or supersede any information contained in the Registration Statement, as amended.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


      Attached hereto and made a part hereof is a supplement dated June 26, 2000 to the Prospectus dated May 1, 2000 (incorporated herein by reference to Post-Effective Amendment No.6 to the Registration Statement on Form N-4 (Registration No. 333-05227) filed April 5, 2000) for each of the following:

         MFS Regatta Classic Variable and Fixed Annuity
         Futurity Focus Variable and Fixed Annuity

                         SUPPLEMENT DATED JUNE 26, 2000
                                       TO
                           PROFILE DATED MAY 1, 2000
                                      AND
                          PROSPECTUS DATED MAY 1, 2000
                                      FOR
                              MFS REGATTA CLASSIC
                           VARIABLE AND FIXED ANNUITY
             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective July 17, 2000, with the addition of a new Series -- the Technology Series -- to the MFS/Sun Life Series Trust (the "Series Fund"), you may allocate your money among 27 variable investment options available under the MFS Regatta Classic Variable and Fixed Annuity. Market conditions will determine the value of an investment in the Technology Series and any other Series. The Technology Series and the other Series available as Variable Account investment options under the Contract are described in the current Series Fund prospectus, as supplemented.

      As a result of the addition of the Technology Series, the Profile dated May 1, 2000 (the "Profile") and the Prospectus dated May 1, 2000 (the "Prospectus") are amended and supplemented as follows:

      1. The third paragraph of Section 1, "The MFS Regatta Classic Annuity," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "You may choose among 27 variable investment options and a range of fixed interest options."

      2. The list of the available investment options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is supplemented by the addition of the Technology Series.

      3. The summary expense chart appearing in Section 5, "Expenses," of the Profile is supplemented as follows:

                                                                                          EXAMPLES:
                                            TOTAL ANNUAL   TOTAL ANNUAL    TOTAL       TOTAL EXPENSES
                                             INSURANCE        SERIES       ANNUAL          AT END
SUB-ACCOUNT                                   CHARGES        EXPENSES     EXPENSES    1 YEAR    10 YEARS
-----------                                 ------------   ------------   --------   --------   --------
Technology Series.........................    1.25  %        1.00  %       2.25 %      $23        $120

      4. The "Series Fund Annual Expenses" table and the footnotes thereto appearing on page 5 of the Prospectus are amended and supplemented as follows:

                                                               OTHER               TOTAL SERIES
                                          MANAGEMENT       EXPENSES (2)            EXPENSES (2)
FUND                                         FEES      (AFTER REIMBURSEMENT)   (AFTER REIMBURSEMENT)
----                                      ----------   ---------------------   ---------------------
Technology Series (4)...................    0.75%              0.25%                   1.00%

------------------------

    (1) The information relating to Series Fund expenses was provided by the Series Fund and we have not independently verified it. You should consult the Series Fund prospectus for more information about Series Fund expenses. For all Series except the Technology Series, "Management Fees," "Other Expenses," and "Total Fund Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Technology Series are estimates for the year 2000, based on the applicable expense reimbursement waiver. No actual expense figures are shown for the Technology Series because it commenced operations in June 2000 and, therefore, has less than 12 months of investment performance.

    (2) Each Series has an expense offset arrangement which reduces the Series' custodian fee based on the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements

       (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses" in the table. Had these fees been taken into account, "Total Series Expenses" for certain of the Series would be as follows:

    Bond Series.............................................  0.71%
    Capital Appreciation Series.............................  0.75%
    Capital Opportunities Series............................  0.83%
    Equity Income Series....................................  0.91%
    Global Asset Allocation Series..........................  0.88%
    New Discovery Series....................................  1.05%
    Strategic Income Series.................................  1.03%
    Technology Series.......................................  1.03%
    Utilities Series........................................  0.81%

    (4) MFS has agreed to bear the expenses of the Series such that "Other Expenses," after taking into account the expense offset arrangement described in Footnote (2) above, will not exceed 0.25% annually. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the Series Fund's Board of Directors.

      5. The Examples presented on page 6 of the Prospectus are supplemented as follows:

      If you do or do not surrender your Contract, or if you annuitize, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000 and a 5% annual return:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                              --------   --------   --------   --------
Technology Series...........................................    $23        $70        $120       $258

      6. The "Variable Account Options: The MFS/Sun Life Series Trust" section beginning on page 9 of the Prospectus, is supplemented as follows:

    (a) The second paragraph of the section is deleted in its entirety and replaced by the following:

        "The Series Fund is composed of 28 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 28 Series, each corresponding to one of the portfolios. The Contract provides for investment by the Sub-Accounts in shares of the 27 Series described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account."

    (b) The following Series description is added to page 10 of the Prospectus:

        "TECHNOLOGY SERIES will seek capital appreciation."

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF THE MFS REGATTA CLASSIC VARIABLE AND FIXED ANNUITY AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST, AS SUPPLEMENTED. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

CLASSICSUPP-1 6/00

                         SUPPLEMENT DATED JUNE 26, 2000

                                       TO

                           PROFILE DATED MAY 1, 2000
                                      AND
                          PROSPECTUS DATED MAY 1, 2000

                                      FOR

                                 FUTURITY FOCUS
                           VARIABLE AND FIXED ANNUITY

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Effective July 17, 2000, with the addition of two new Funds -- the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund (each, a "Fund") -- to the Sun Capital Advisers Trust, you may allocate your money among 41 variable investment options available under the Futurity Focus Variable and Fixed Annuity. The Sun Capital Advisers Trust is managed by Sun Capital Advisers, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Market conditions will determine the value of an investment in any of the new Funds and in any other Fund. The Funds are described in the current Fund prospectuses.

      As a result of the addition of the new Funds, the Profile dated May 1, 2000 (the "Profile") and the Prospectus dated May 1, 2000 (the "Prospectus") for the Futurity Focus Variable and Fixed Annuity are amended and supplemented as follows:

      1. The third paragraph of Section 1, "The Futurity Focus Annuity," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

      "You may choose among 41 variable investment options and a range of fixed interest options."

      2. The list of the available investment options under the Sun Capital Advisers Trust appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is supplemented by the addition of the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund.

      3. The summary expense chart appearing in Section 5, "Expenses," of the Profile is hereby supplemented as follows:

                                                                                          EXAMPLES:
                                            TOTAL ANNUAL   TOTAL ANNUAL    TOTAL       TOTAL EXPENSES
                                             INSURANCE        SERIES       ANNUAL          AT END
SUB-ACCOUNT                                   CHARGES        EXPENSES     EXPENSES    1 YEAR    10 YEARS
-----------                                 ------------   ------------   --------   --------   --------
Sun Capital Davis Financial Fund..........    1.25  %        0.90  %       2.15 %      $22        $248
Sun Capital Davis Venture Value Fund......    1.25  %        0.90  %       2.15 %      $22        $248

      4. The "Underlying Fund Annual Expenses" table on page 5 of the Prospectus is hereby supplemented as follows:

                                                                                         TOTAL FUND
                                               MANAGEMENT         OTHER EXPENSES           ANNUAL
                                              FEES (AFTER             (AFTER          EXPENSES (AFTER
                                           REIMBURSEMENT) (2)   REIMBURSEMENT) (2)   REIMBURSEMENT) (2)
                                           ------------------   ------------------   ------------------
Sun Capital Davis Financial Fund (10)....         0.75%                0.15%                0.90%
Sun Capital Davis Venture Value
 Fund (10)...............................         0.75%                0.15%                0.90%

      5. Footnote 2 to the "Underlying Fund Annual Expense" table on page 6 of the Prospectus is hereby deleted in its entirety and replaced by the following:

    (2) For all Funds, except the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund, "Management Fees,""Other Expenses," and "Total Fund Annual Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver. Expense figures shown for the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund are estimates for the year 2000, based on the applicable expense reimbursement waiver; no actual expense figures are shown for these Funds because they commenced operations in July 2000 and, therefore, have less than 12 months of investment experience.

      6. Additionally, the following footnote to the "Underlying Fund Annual Expenses" table is added to page 7 of the Prospectus:

    (10) The management fee for each of the Sun Capital Davis Financial Fund and the Sun Capital Davis Venture Value Fund decreases to 0.70% as the daily net assets of each Fund exceed $500 million.

      7. The Examples presented on page 8 of the Prospectus are supplemented as follows:

      If you do or do not surrender your Contract, or if you annuitize, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average contract size of $50,000 and a 5% annual return:

                                                               1 YEAR     3 YEAR     5 YEAR    10 YEARS
                                                               ------    --------   --------   --------
Sun Capital Davis Financial Fund............................    $22        $67        $115       $248
Sun Capital Davis Venture Value Fund........................    $22        $67        $115       $248

      8. The descriptions of the Funds available under the Sun Capital Advisers Trust contained in the "Variable Account Options: The Funds" section beginning on page 11 of the Prospectus are supplemented by the following:

     SUN CAPITAL DAVIS FINANCIAL FUND seeks growth of capital by investing primarily in the common stock of financial services companies.

     SUN CAPITAL DAVIS VENTURE VALUE FUND seeks growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $5 billion.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT FUTURITY FOCUS VARIABLE AND FIXED ANNUITY PROSPECTUS, DATED MAY 1, 2000, AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS AND THE CURRENT FUND PROSPECTUSES. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

                                     PART B
                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION


    Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (Registration No. 333-05227) filed Apil 5, 2000 is the Statement of Additional Information dated May 1, 2000 for each of the following:

         MFS Regatta Classic Variable and Fixed Annuity
         Futurity Focus Variable and Fixed Annuity

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (Registration No. 333-05227) filed April 5, 2000:


Included in Part A:

A.    Condensed Financial Information -- Accumulation Unit Values

B.    Financial Statements of the Depositor:

      1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1999 and 1998;

      2. Statutory Statement of Operations, Year Ended December 31, 1999; 1998 and 1997;

      3. Statutory Statement of Changes in Capital Stock and Surplus, Years Ended December 31, 1999, 1998 and 1997;

      4. Statutory Statement of Cash Flow, Years Ended December 31, 1999, 1998 and 1997;

      5. Notes to Statutory Statements; and

      6. Independent Auditors' Report.

Included in Part B:

A.   Financial Statements of the Registrant:

      1.  Statement of Condition, December 31, 1999;

      2.  Statement of Operations, Year Ended December 31, 1999;

      3. Statements of Changes in Net Assets, Years Ended December 31, 1999 and December 31, 1998;

      4.  Notes to Financial Statements; and

      5.  Independent Auditors' Report.

          (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

          (1) Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997);

          (2)       Not Applicable;

          (3)(a) Form of Marketing Services Agreement between the depositor, Sun Life of Canada (U.S.) Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

             (b)(i)       Specimen Sales Operations and General Agent
                          Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

             (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

             (b)(iii) Specimen General Agent Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

          (4)(a) Form of Flexible Payment Deferred Combination Variable and Fixed Group Annuity Contract (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05227, filed on April 10, 1998);

             (b) Form of Certificate to be issued in connection with the Contract filed as Exhibit 4(a) (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05227, filed on April 10, 1998);

             (c) Form of Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05227, filed on April 10, 1998);

          (5)(a) Form of Application to be used with the Certificate filed as Exhibit 4(b) and the Contract filed as
                          Exhibit 4(c) (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File
                          No. 333-05227, filed on April 10, 1998);

          (6)(a) Certificate of Incorporation and By-laws of the Depositor (Incorporated by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997);


             (b) By-laws of the Depositor, as amended effective as of January 1, 2000 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed June 9, 2000);

          (7)             Not Applicable;

          (8)(a) Form of Participation Agreement by and between The Alger American Fund, the Depositor, and
                          Fred Alger and Company, Incorporated (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 23, 1999);

             (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated by reference to
                          Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File
                          No. 33-41628, filed April 23, 1999);

                (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 23, 1999);

                (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as Exhibit 8(b)(i) (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 23, 1999);

             (c)          Form of Fund Participation Agreement between
                          Depositor and J.P. Morgan Services Trust II
                          (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 23, 1999);

             (d) Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 23, 1999);

             (e) Form of Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 23, 1999);

             (f)          Form of Participation Agreement dated February,
                          1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed April 23, 1999);

             (g) Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Claredon Insurance Agency, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);

             (h) Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4,
                          File No. 333-82957, filed February 3, 2000);

     (9)  Previously filed;

     (10)      (a)  Consent of Independent Auditors*;

               (b)  Representation of Counsel pursuant to Rule 485(b)*;

      (11) Financial Statement Schedules I and VI (Incorporated by reference to the Annual Report of Depositor on Form 10-K, filed on March 21, 2000);

      (12)     Not Applicable;

      (13) Schedule for computation of performance quotations (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File
               No. 333-05227, filed on April 10, 1998);

      (14)     Not Applicable;

      (15)     (a)  Powers of Attorney (Incorporated by reference to the
                    Registration Statement on Form S-6, File No. 333-94359, filed on January 10, 2000);

               (b) Power of Attorney of David D. Horn (Filed as Exhibit to Post-Effective Amendment No.4 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed on February 3, 2000); and

               (c)  Power of Attorney of Richard B. Bailey (Filed as
                    Exhibit 15(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-05227, filed on April 5, 2000);

               (d) Power of Attorney of William W. Stinson (Filed as Exhibit 15(d) to Post-Effective Amendment
                    No. 23 to the Registration Statement on Form
                    N-4, File No. 2-78738, filed on April 20, 2000);
                    and



      (16) Organizational Chart of Sun Life Assurance Company of Canada. (Filed as Exhibit 16 to Pre-Effective Amendment No. 1
               to the Registration Statement on Form N-4, File No. 333-30844 filed on June 9, 2000.)




      * Filed herewith




Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                     Positions and Offices
Business Address                       with Depositor
------------------                     ----------------------

Donald A. Stewart                      Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

C. James Prieur                        Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9


James A. McNulty, III                  President and Director
One Sun Life Executive Park
Wellesley Hills, MA  02481


Richard B. Bailey                      Director
63 Atlantic Avenue
Boston, MA  02110

Gregory W. Gee                         Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

David D. Horn                          Director
Strong Road
New Vineyard, ME 04956

Name and Principal                     Positions and Offices
Business Address                       with Depositor
------------------                     ---------------------


Angus A. MacNaughton                   Director
Genstar Investment Corporation
555 California Street, Suite 4850
San Francisco, CA 94104

S. Caesar Raboy                        Director
220 Boylston Street
Boston, MA 02110

William W. Stinson                     Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855 - 2nd Street S.W.
Calgary, Alberta
Canada T2P 4Z5


James M.A. Anderson                    Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA  02481

Peter F. Demuth                        Vice President and Chief Counsel
One Sun Life Executive Park            and Assistant Secretary
Wellesley Hills, MA  02481

Ronald J. Fernandes                    Vice President, Retirement Products
One Copley Place                       and Series
Boston, MA 02116

Ellen B. King                          Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Davey S. Scoon                         Vice President, Finance and
One Sun Life Executive Park            Treasurer
Wellesley Hills, MA 02481

Robert P. Vrolyk                       Vice President and
One Sun Life Executive Park            Actuary
Wellesley Hills, MA  02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada- U.S.
Operation Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun
Life Assurance Company of Canada.


     The organizational chart of Sun Life Assurance Company of Canada is incorporated herein by reference to Exhibit 16 to Pre-Effective Amendment
No. 1 to Registrant's Registration Statement on Form N-4 (File No. 333-30844) filed June 9, 2000.

     None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27.  NUMBER OF CONTRACT OWNERS:

      As of June 15, 2000 there were 450 qualified and 1,325 non-qualified Contracts issued by the Registrant.

Item 28.  INDEMNIFICATION


      Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended, effective as of January 1, 2000 (a copy of which is filed as Exhibit 6(b) to the Registration Statement on Form N-4), File No. 333-30844, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

      (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of the Depositor, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H, and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                    Positions and Offices
Business Address*                        with Underwriter
------------------                    ---------------------
William Franca ..................     Managing Principal
Michael M. Senning ..............     Managing Principal
Davey S. Scoon...................     Treasurer and Director
James M.A. Anderson .............     Director
Ronald J. Fernandes..............     Director
James A McNulty. III.............     Director
George E. Maden..................     Secretary
Roy P. Creedon...................     Assistant Secretary
Brian Krivitsy...................     Vice President
Cynthia M. Orcutt................     Vice President
Norton A. Goss, II...............     Assistant Vice President
------------------


 * The principal business address of all directors and officers of the principal underwriter except Messrs. Fernandes, Goss and Krivitsky is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs. Fernandes, Goss and Krivitsky is One Copley Place, Boston, Massachusetts 02116.

      (c)      Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Assurance Company of Canada (U.S.), in whole or in part, at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Retirement Products and Services Division at One Copley Place, Boston, Massachusetts 02116, at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116 or at the offices of Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31.  MANAGEMENT SERVICES

      Not Applicable.

Item 32.  UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e) of the Investment Company Act of 1940.

      Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

      The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to the American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 23rd day of June, 2000.


                                        SUN LIFE OF CANADA (U.S.)
                                         VARIABLE ACCOUNT F

                                        (Registrant)


                                        SUN LIFE ASSURANCE COMPANY OF
                                        CANADA (U.S.)

                                        (Depositor)


                                        By:   /s/ JAMES A. McNULTY, III
                                              ---------------------
                                                  James A. McNulty, III
                                                  President

Attest:   /s/ EDWARD M. SHEA
          -----------------------
             Edward M. Shea
             Assistant Vice President and Senior Counsel

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

    Signature                     Title                      Date
    ----------                     -----                     ----

    /s/ JAMES A. MCNULTY, III     President               June 23, 2000
-------------------------------   and Director
        James A. McNulty, III   (Principal Executive
                                   Officer)


                               Vice President, Finance,
    /s/  DAVEY S. SCOON           and Treasurer
--------------------------     (Principal Financial       June 23, 2000
         Davey S. Scoon          and Accounting
                                    Officer)

    Signatures                       Title                    Date
    ----------                       -----                    ----

*   /s/ DONALD A. STEWART            Chairman and        June 23, 2000
-------------------------------      Director
        Donald A. Stewart


*   /s/ C. JAMES PRIEUR              Vice Chairman and   June 23, 2000
--------------------------           Director
        C. James Prieur


** /s/  RICHARD B. BAILEY            Director            June 23, 2000
--------------------------
        Richard B. Bailey


*   /s/ GREGORY W. GEE               Director            June 23, 2000
-------------------------------
        Gregory W. Gee


*** /s/ DAVID D. HORN                Director            June 23, 2000
-------------------------------
        David D. Horn


*   /s/ ANGUS A. MacNAUGHTON         Director            June 23, 2000
-------------------------------
        Angus A. MacNaughton


*   /s/ S. CAESAR RABOY
-------------------------------      Director            June 23, 2000
        S. Caesar Raboy


****/s/ WILLIAM W. STINSON
---------------------------
        William W. Stinson           Director            June 23, 2000


* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 8 to the Registration Statement on Form S-6, File No. 333-94359, filed January 10, 2000.




** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-05227, filed April 5, 2000.


*** By Edward M. Shea pursuant to Power of Attorney filed as an Exhibit to Post-Effective Amendment No.1 to the Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000.


**** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 2-78738, filed April 20, 2000.